Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Contractual obligations outstanding

	Total	Due in Less Than 1 Year	Due in 1-3 Years	Due in 3-5 Years	Due After 5 Years
Unconditional purchase obligations (a)	$174	$66	$93	$15	$—
Other long-term obligations	1	1	—	—	—

Total contractual obligations	$175	$67	$93	$15	$—

Commercial commitments outstanding

		Amount of Commitment Expiration Per Period
	Total	Less Than 1 Year	1-3 Years	3-5 Years	After 5 Years
Standby letters of credit	$171	$168	$—	$—	$3